SCHEDULE OF INVESTMENTS
Ivy Small Cap Growth Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Broadcasting – 1.8%
Nexstar Broadcasting Group, Inc.	482	$48,652

Total Communication Services - 1.8%		48,652

Consumer Discretionary
Auto Parts & Equipment – 0.6%
Dorman Products, Inc.(A)	193	16,788

Automotive Retail – 1.0%
Carvana Co.(A)(B)	413	25,843

Casinos & Gaming – 1.8%
Eldorado Resorts, Inc.(A)(B)	612	28,201
PlayAGS, Inc.(A)	1,095	21,296

		49,497

Distributors – 1.6%
Pool Corp.	225	43,049

Education Services – 2.1%
Grand Canyon Education, Inc.(A)	484	56,649

General Merchandise Stores – 0.8%
Ollie’s Bargain Outlet Holdings, Inc.(A)	239	20,837

Homebuilding – 1.3%
Installed Building Products, Inc.(A)	592	35,085

Hotels, Resorts & Cruise Lines – 1.1%
Hilton Grand Vacations, Inc.(A)	973	30,958

Internet & Direct Marketing Retail – 1.9%
Etsy, Inc.(A)	709	43,536
RealReal, Inc. (The)(A)	206	5,956
Revolve Group, Inc.(A)(B)	52	1,779

		51,271

Leisure Facilities – 1.4%
SeaWorld Entertainment, Inc.(A)	1,177	36,490

Leisure Products – 0.1%
Malibu Boats, Inc., Class A(A)	41	1,589

Restaurants – 1.9%
Wingstop, Inc.	531	50,314

Specialty Stores – 0.9%
Five Below, Inc.(A)	199	23,848

Total Consumer Discretionary - 16.5%		442,218

Consumer Staples
Distillers & Vintners – 0.1%
MGP Ingredients, Inc.(B)	50	3,337

Food Retail – 0.9%
Grocery Outlet Holding Corp.(A)	117	3,859

Sprouts Farmers Market, Inc.(A)	1,071	20,225

		24,084

Packaged Foods & Meats – 2.0%
Calavo Growers, Inc.(B)	17	1,596
J&J Snack Foods Corp.	163	26,187
Nomad Foods Ltd.(A)	1,140	24,357

		52,140

Total Consumer Staples - 3.0%		79,561

Energy
Oil & Gas Equipment & Services – 0.9%
Dril-Quip, Inc.(A)	195	9,355
ProPetro Holding Corp.(A)	633	13,109

		22,464

Oil & Gas Exploration & Production – 1.2%
Magnolia Oil & Gas Corp.(A)(B)	1,010	11,700
Matador Resources Co.(A)	1,069	21,254

		32,954

Total Energy - 2.1%		55,418

Financials
Insurance Brokers – 0.6%
eHealth, Inc.(A)	194	16,692

Investment Banking & Brokerage – 2.6%
Evercore Partners, Inc.	342	30,300
LPL Investment Holdings, Inc.	489	39,855

		70,155

Regional Banks – 1.3%
Heritage Financial Corp.	382	11,290
Seacoast Banking Corp. of Florida(A)	865	22,014

		33,304

Thrifts & Mortgage Finance – 0.8%
Essent Group Ltd.(A)	471	22,109

Total Financials - 5.3%		142,260

Health Care
Biotechnology – 1.1%
Vericel Corp.(A)	1,490	28,138

Health Care Distributors – 1.6%
PetIQ, Inc.(A)	1,310	43,168

Health Care Equipment – 7.0%
Inogen, Inc.(A)	382	25,496
Insulet Corp.(A)	373	44,469
iRhythm Technologies, Inc.(A)	456	36,090
NovoCure Ltd.(A)	287	18,125
Penumbra, Inc.(A)	157	25,124
Tactile Systems Technology, Inc.(A)	694	39,503

		188,807

Health Care Services – 5.5%
AMN Healthcare Services, Inc.(A)	641	34,764
LHC Group, Inc.(A)	283	33,889
Teladoc Health, Inc.(A)(B)	1,200	79,669

		148,322

Health Care Supplies – 2.1%
Merit Medical Systems, Inc.(A)	634	37,741
STAAR Surgical Co.(A)	678	19,931

		57,672

Health Care Technology – 3.7%
CareDx, Inc.(A)	1,363	49,065
Evolent Health, Inc., Class A(A)	742	5,902
HMS Holdings Corp.(A)	850	27,530
Omnicell, Inc.(A)	190	16,337

		98,834

Managed Health Care – 1.0%
HealthEquity, Inc.(A)	402	26,321

Pharmaceuticals – 0.8%
Aerie Pharmaceuticals, Inc.(A)	704	20,806

Total Health Care - 22.8%		612,068

Industrials
Aerospace & Defense – 2.3%
Mercury Computer Systems, Inc.(A)	861	60,606

Air Freight & Logistics – 1.2%
Air Transport Services Group, Inc.(A)	1,371	33,460

Building Products – 0.5%
PGT Innovations, Inc.(A)	829	13,852

Diversified Support Services – 0.8%
Healthcare Services Group, Inc.(B)	699	21,191

Electrical Components & Equipment – 0.7%
EnerSys	262	17,918

Environmental & Facilities Services – 1.5%
Clean Harbors, Inc.(A)	581	41,302

Industrial Machinery – 7.4%
Crane Co.	263	21,978
John Bean Technologies Corp.	383	46,332
RBC Bearings, Inc.(A)	235	39,229
Timken Co. (The)	829	42,577
Woodward, Inc.	439	49,644

		199,760

Security & Alarm Services – 1.5%
Brink’s Co. (The)	481	39,035

Trucking – 1.2%
Knight Transportation, Inc.	954	31,335

Total Industrials - 17.1%		458,459

Information Technology
Application Software – 14.0%
Coupa Software, Inc.(A)	53	6,660
Envestnet, Inc.(A)	464	31,710
Five9, Inc.(A)	912	46,751
Globant S.A.(A)	390	39,359
HubSpot, Inc.(A)	176	30,011
Mimecast Ltd.(A)	1,019	47,617
New Relic, Inc.(A)	325	28,142
Paycom Software, Inc.(A)(B)	118	26,776
Pluralsight, Inc., Class A(A)	1,186	35,953
Q2 Holdings, Inc.(A)	559	42,716
RealPage, Inc.(A)	375	22,080
Smartsheet, Inc., Class A(A)	371	17,952

		375,727

Communications Equipment – 0.9%
Viavi Solutions, Inc.(A)	1,801	23,934

Data Processing & Outsourced Services – 1.0%
EVO Payments, Inc., Class A(A)	891	28,090

Internet Services & Infrastructure – 1.2%
8x8, Inc.(A)	1,332	32,089

IT Consulting & Other Services – 3.1%
Booz Allen Hamilton Holding Corp.	513	33,992
InterXion Holding N.V.(A)	641	48,759

		82,751

Semiconductors – 1.5%
Monolithic Power Systems, Inc.	301	40,856

Systems Software – 4.4%
Proofpoint, Inc.(A)	492	59,187
Tufin Software Technologies Ltd.(A)	276	7,140
Varonis Systems, Inc.(A)	633	39,216
Zscaler, Inc.(A)(B)	157	11,998

		117,541

Total Information Technology - 26.1%		700,988

Real Estate
Health Care REITs – 0.2%
Community Healthcare Trust, Inc.	168	6,631

Total Real Estate - 0.2%		6,631

TOTAL COMMON STOCKS – 94.9%		$2,546,255

(Cost: $1,859,557)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) - 1.4%
General Mills, Inc., 2.770%, 7-22-19	$5,000	4,992
J.M. Smucker Co. (The), 2.501%, 7-1-19	4,660	4,659
Kellogg Co., 2.502%, 7-8-19	3,000	2,998
McCormick & Co., Inc., 3.100%, 7-11-19	5,000	4,995
Mondelez International, Inc., 2.830%, 7-17-19	5,452	5,445
Sonoco Products Co., 2.531%, 7-1-19	4,605	4,604
Virginia Electric and Power Co.:
2.532%, 7-8-19	5,000	4,996
2.940%, 7-17-19	5,000	4,993

		37,682

Master Note - 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(D)	2,612	2,612

	Shares
Money Market Funds - 1.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (E)(F)	35,901	35,901

	Principal
Municipal Obligations - 0.6%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps), 1.900%, 7-7-19(D)	$5,125	5,125
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York Mellon (The)) (BVAL plus 25 bps), 1.900%, 7-7-19(D)	6,005	6,005
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by FHLMC) (BVAL plus 17 bps), 1.950%, 7-7-19(D)	4,900	4,900

		16,030

United States Government Agency Obligations - 3.3%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.300%, 7-7-19(D)	1,800	1,800
2.350%, 7-7-19(D)	38,155	38,155
2.360%, 7-7-19(D)	10,934	10,934
2.390%, 7-7-19(D)	11,560	11,560
2.400%, 7-7-19(D)	27,832	27,832

		90,281

TOTAL SHORT-TERM SECURITIES – 6.7%		$182,506

(Cost: $182,515)

TOTAL INVESTMENT SECURITIES – 101.6%		$2,728,761

(Cost: $2,042,072)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.6)%		(43,634)

NET ASSETS – 100.0%		$2,685,127

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $56,048 are on loan.
(C)	Rate shown is the yield to maturity at June 30, 2019.
(D)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.
(F)	Rate shown is the annualized 7-day yield at June 30, 2019.

The following total return swap agreements were outstanding at June 30, 2019:

Underlying Security	Long/Short	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Biotech Custom Index	Long	Goldman Sachs International	02/28/2020	$77,524	1-Month LIBOR plus 10 bps	$3,404	$—	$3,404

(1)

The Fund pays the financing fee multiplied by the notional amount if long on the swap agreement. If the Fund is short on the swap agreement, the Fund receives the financing fee multiplied by the notional amount.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. If the Fund is long on the swap agreement, the Fund would receive payments on any net positive total return, and would owe payments in the event of a negative total return. If the Fund is short on the swap agreement, the Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following table represents security positions within the total return basket swap as of June 30, 2019:

Reference Entity	Shares	Notional Amount	Value	% of Value
Array BioPharma, Inc.	6	$5,877	$257	7.7
Horizon Therapeutics plc	5	2,491	109	3.3
Blueprint Medicines Corp.	1	2,411	106	3.1
FibroGen, Inc.	2	2,125	93	2.7
Repligen Corp.	1	2,063	91	2.7
Ultragenyx Pharmaceutical, Inc.	1	1,874	82	2.4
Global Blood Therapeutics, Inc.	1	1,632	72	2.1
ACADIA Pharmaceuticals, Inc.	3	1,617	71	2.1
Iovance Biotherapeutics, Inc.	3	1,599	70	2.1
Amicus Therapeutics, Inc.	5	1,480	65	1.9
Ligand Pharmaceuticals, Inc.	1	1,469	64	1.9
Arena Pharmaceuticals, Inc.	1	1,446	63	1.9
Medicines Co. (The)	2	1,430	63	1.8
Arrowhead Pharmaceuticals, Inc.	2	1,423	62	1.8
Emergent BioSolutions, Inc.	1	1,367	60	1.8
Halozyme Therapeutics, Inc.	3	1,316	58	1.7
Mirati Therapeutics, Inc.	1	1,268	56	1.6
PTC Therapeutics, Inc.	1	1,246	55	1.6
Insmed, Inc.	2	1,199	53	1.5
Xencor, Inc.	1	1,179	52	1.5

Spark Therapeutics, Inc.	1		1,166	51	1.5
Immunomedics, Inc.	4		1,139	50	1.5
Reata Pharmaceuticals, Inc.	1		1,089	48	1.4
Intercept Pharmaceuticals, Inc.	1		1,078	47	1.4
Pacira BioSciences, Inc.	1		1,072	47	1.4
Myriad Genetics, Inc.	2		1,063	47	1.4
MyoKardia, Inc.	1		1,051	46	1.4
REGENXBIO, Inc.	1		1,012	44	1.3
Portola Pharmaceuticals, Inc.	2		1,010	44	1.3
Supernus Pharmaceuticals, Inc.	1		994	44	1.3
Ironwood Pharmaceuticals, Inc.	4		952	42	1.2
Invitae Corp.	2		935	41	1.2
Zogenix, Inc.	1		920	40	1.2
Enanta Pharmaceuticals, Inc.	—	*	867	38	1.1
Acceleron Pharma, Inc.	1		812	36	1.0
Audentes Therapeutics, Inc.	1		807	35	1.0
Heron Therapeutics, Inc.	2		787	35	1.0
Biohaven Pharmaceutical Holding Co. Ltd.	1		762	33	1.0
Genomic Health, Inc.	1		754	33	1.0
Fate Therapeutics, Inc.	2		740	32	1.0
AnaptysBio, Inc.	1		728	32	0.9
CareDx, Inc.	1		723	32	0.9
Coherus Biosciences, Inc.	1		703	31	0.9
Editas Medicine, Inc.	1		701	31	0.9
Corcept Therapeutics, Inc.	3		686	30	0.9
Sangamo Therapeutics, Inc.	3		671	29	0.9
Esperion Therapeutics, Inc.	1		657	29	0.8
Aerie Pharmaceuticals, Inc.	1		654	29	0.8
Innoviva, Inc.	2		621	27	0.8
Radius Health, Inc.	1		605	27	0.8
Momenta Pharmaceuticals, Inc.	2		594	26	0.8
Denali Therapeutics, Inc.	1		573	25	0.7
Aimmune Therapeutics, Inc.	1		561	25	0.7
Natera, Inc.	1		556	24	0.7
Apellis Pharmaceuticals, Inc.	1		554	24	0.7
Athenex,Inc.	1		539	24	0.7
Dicerna Pharmaceuticals, Inc.	1		515	23	0.7
Retrophin, Inc.	1		515	23	0.7

Atara Biotherapeutics, Inc.	1		513	23	0.7
Spectrum Pharmaceuticals, Inc.	3		498	22	0.6
Vericel Corp.	1		496	22	0.6
Veracyte, Inc.	1		495	22	0.6
Madrigal Pharmaceuticals, Inc.	—	*	450	20	0.6
Vanda Pharmaceuticals, Inc.	1		446	20	0.6
Omeros Corp.	1		446	20	0.6
Theravance Biopharma, Inc.	1		440	19	0.6
Clovis Oncology, Inc.	1		435	19	0.6
Intersect ENT, Inc.	1		421	18	0.5
MacroGenics, Inc.	1		410	18	0.5
ANI Pharmaceuticals, Inc.	—	*	401	18	0.5
Amneal Pharmaceuticals, Inc.	2		388	17	0.5
Phibro Animal Health Corp.	1		382	17	0.5
Cara Therapeutics, Inc.	1		372	16	0.5
Alder Biopharmaceuticals, Inc.	1		347	15	0.4
Intrexon Corp.	2		343	15	0.4
Epizyme, Inc.	1		342	15	0.4
CytomX Therapeutics, Inc.	1		303	13	0.4
Viking Therapeutics, Inc.	2		301	13	0.4
Allogene Therapeutics, Inc.	—	*	296	13	0.4
TherapeuticsMD, Inc.	5		294	13	0.4
WaVe Life Sciences Ltd.	—	*	286	13	0.4
Revance Therapeutics, Inc.	1		267	12	0.3
Flexion Therapeutics, Inc.	1		258	11	0.3
Akebia Therapeutics, Inc.	2		237	10	0.3
Puma Biotechnology, Inc.	1		223	10	0.3
BioCryst Pharmaceuticals, Inc.	3		216	10	0.3
ImmunoGen, Inc.	4		195	9	0.3
Dynavax Technologies Corp.	1		135	6	0.2
Karyopharm Therapeutics, Inc.	1		110	5	0.1
Cyclerion Therapeutics, Inc.	—	*	100	4	0.1

				$3,404

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,546,255	$—	$—
Short-Term Securities	35,901	146,605	—

Total	$2,582,156	$146,605	$—

Total Return Swaps	$—	$3,404	$—

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Benchmark Curve

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,042,072

Gross unrealized appreciation	779,470
Gross unrealized depreciation	(92,781)

Net unrealized appreciation	$686,689